Trade and Other Receivables (Tables)	12 Months Ended
Sep. 30, 2024
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

Current
	September 30, 2024	September 30, 2023
Trade receivables	107,381	91,694
Other receivables	8,845	2,833
	116,226	94,527
Less: expected credit loss	(1,924)	(2,763)
Trade and other receivables	114,302	91,764